UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 47.4%
$1,007,000	Air Lease Corp. 3.875%, 12/1/20181,2	$1,007,000
503,000	Alere, Inc. 3.000%, 5/15/2016	453,957
1,406,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211,2	1,645,020
2,140,000	Annaly Capital Management, Inc. 4.000%, 2/15/20151,3	2,637,550
1,186,000	Brookdale Senior Living, Inc. 2.750%, 6/15/20181	1,105,945
620,000	CBIZ, Inc. 4.875%, 10/1/20151,2	639,375
42,857	CenterPoint Energy, Inc. 0.000%, 9/15/20291,3	1,566,959
126,000	Cenveo Corp. 7.000%, 5/15/20171,2	104,580
921,000	Chart Industries, Inc. 2.000%, 8/1/2018	1,138,586
1,574,000	Ciena Corp. 3.750%, 10/15/20181, 2	1,758,945
	CNO Financial Group, Inc.
580,000	7.000%, 12/30/20161	908,425
475,000	7.000%, 12/30/20161	743,969
558,000	Corsicanto Ltd. (Ireland) 3.500%, 1/15/20321,2,3	1,009,283
1,566,000	Covanta Holding Corp. 3.250%, 6/1/20141	1,845,922
507,000	DFC Global Corp. 3.250%, 4/15/20171,2	548,194
749,000	DR Horton, Inc. 2.000%, 5/15/2014	1,117,883
2,323,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20141	1,701,597
972,000	Electronic Arts, Inc. 0.750%, 7/15/2016	855,360
732,000	Forest City Enterprises, Inc. 4.250%, 8/15/20181,3	726,510
1,990,000	General Cable Corp. 4.500%, 11/15/20291	1,947,712
	Greenbrier Cos., Inc.
15,000	3.500%, 4/1/2018	13,294
513,000	3.500%, 4/1/2018	454,646
970,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161	1,065,788

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (CONTINUED)
$746,000	Horsehead Holding Corp. 3.800%, 7/1/20171,2	$733,878
555,000	Illumina, Inc. 0.250%, 3/15/20162	498,113
578,000	JetBlue Airways Corp. 6.750%, 10/15/20393	742,730
876,000	Kaiser Aluminum Corp. 4.500%, 4/1/20151	1,084,050
1,054,000	KKR Financial Holdings LLC 7.500%, 1/15/20171	1,430,805
2,504,000	Knight Capital Group, Inc. 3.500%, 3/15/20151	2,353,760
1,661,000	Lennar Corp. 2.750%, 12/15/20201,2,3	2,568,321
172,000	Level 3 Communications, Inc. 7.000%, 3/15/2015	206,400
2,615,000	Liberty Interactive LLC 3.250%, 3/15/20311,3	2,297,931
1,582,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20141	1,698,672
1,016,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20271,3	972,820
564,000	Medicines Co. 1.375%, 6/1/20172	578,805
1,546,000	Meritor, Inc. 4.625%, 3/1/20261,3	1,350,817
2,221,000	Microchip Technology, Inc. 2.125%, 12/15/2037	2,781,802
2,459,000	Micron Technology, Inc. 1.500%, 8/1/20312,3	2,188,510
589,000	National Financial Partners Corp. 4.000%, 6/15/20171	725,206
1,486,000	Navistar International Corp. 3.000%, 10/15/2014	1,393,125
503,000	Newpark Resources, Inc. 4.000%, 10/1/20171	478,479
1,389,000	Novellus Systems, Inc. 2.625%, 5/15/2041	1,713,679
	PHH Corp.
1,142,000	4.000%, 9/1/20141	1,140,573
734,000	6.000%, 6/15/20171	1,180,823
1,647,000	Regis Corp. 5.000%, 7/15/20141	2,134,924
124,000	Royal Gold, Inc. 2.875%, 6/15/2019	130,510

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (CONTINUED)
$313,000	Ryland Group, Inc. 1.625%, 5/15/2018	$344,300
1,299,000	SBA Communications Corp. 4.000%, 10/1/20141	2,511,941
990,000	Sonic Automotive, Inc. 5.000%, 10/1/20293	1,294,425
2,046,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/2014	1,851,630
743,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20411	652,911
1,902,000	VeriSign, Inc. 3.250%, 8/15/2037	2,658,045
1,415,000	Virgin Media, Inc. 6.500%, 11/15/20161	2,122,500
279,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20422	262,958
450,000	Volcno Corp. 2.875%, 9/1/2015	545,625
1,558,000	WebMD Health Corp. 2.500%, 1/31/2018	1,316,510
1,402,000	WESCO International, Inc. 6.000%, 9/15/20293	3,031,825
1,088,000	Western Refining, Inc. 5.750%, 6/15/2014	2,363,680
1,827,000	XM Satellite Radio, Inc. 7.000%, 12/1/20142	2,388,802

	TOTAL CORPORATE BONDS (Cost $68,312,247)	76,726,385

Number of Shares

	PREFERRED STOCKS – 32.7%
	CONSUMER DISCRETIONARY – 2.7%
14,524	Callaway Golf Co. 7.500%, 9/15/20121	1,439,691
26,283	Goodyear Tire & Rubber Co. 5.875%, 10/1/20121	1,148,239
1,792	Interpublic Group of Cos., Inc. 5.250%, 7/16/20121	1,859,648
		4,447,578
	CONSUMER STAPLES – 1.2%
20,528	Bunge Ltd. (Bermuda) 4.875%, 9/1/20121	1,960,424

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (CONTINUED)
	ENERGY – 4.8%
1,666	Chesapeake Energy Corp. 5.750%, 8/15/2012	$1,422,348
6,322	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 9/15/20121	2,115,894
31,571	Goodrich Petroleum Corp. 5.375%, 9/15/20121	1,110,905
18,345	Petroquest Energy, Inc. 6.875%, 7/16/20121	575,574
25,108	SandRidge Energy, Inc. 7.000%, 7/15/20121	2,598,678
		7,823,399
	FINANCIALS – 18.2%
142,188	2009 Dole Food Automatic Common Exchange Security Trust 7.000%, 8/1/20121	1,257,482
89,432	Alexandria Real Estate Equities, Inc. 7.000%, 7/16/20121	2,364,358
57,440	AMG Capital Trust II 5.150%, 7/15/20121	2,495,050
40,153	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 9/15/2012	1,654,304
38,336	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 10/1/20121	2,130,044
1,174	Bank of America Corp. 7.250%, 7/30/2012	1,144,943
23,353	Citigroup, Inc. 7.500%, 9/15/20121	1,988,041
24,090	Forest City Enterprises, Inc. 7.000%, 9/15/20121	1,281,287
45,406	Health Care REIT, Inc. 6.500%, 7/16/20121	2,463,275
24,406	KeyCorp 7.750%, 9/15/20121	2,733,472
35,295	MetLife, Inc. 5.000%, 9/15/20121	2,183,702
19,790	Newell Financial Trust I 5.250%, 9/1/2012	999,395
974	Oriental Financial Group, Inc. (Puerto Rico) 8.750%, 7/15/20122	1,098,185
96,300	Synovus Financial Corp. 8.250%, 8/15/20121	1,779,624
95,393	UBS A.G. (Switzerland) 9.375%	1,132,315

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (CONTINUED)
	FINANCIALS (CONTINUED)
	Wintrust Financial Corp.
783	5.000%, 7/15/20121	$783,196
35,595	7.500%, 9/15/20121	1,895,434
		29,384,107
	HEALTH CARE – 3.6%
4,942	Alere, Inc. 3.000%, 7/16/20121	1,014,346
3,042	HealthSouth Corp. 6.500%, 7/16/20121	3,225,280
35,583	Omnicare Capital Trust II 4.000%, 9/15/20121	1,565,652
		5,805,278
	INDUSTRIALS – 1.9%
65,403	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 9/30/20121	621,577
47,249	Continental Airlines Finance Trust II 6.000%, 8/15/20121	1,706,870
12,759	United Technologies Corp. 7.500%, 11/1/2012	672,272
		3,000,719
	MATERIALS – 0.3%
25,021	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 8/15/20121	476,650

	TOTAL PREFERRED STOCKS (Cost $51,355,888)	52,898,155

	TOTAL INVESTMENTS – 80.2% (Cost $119,668,135)	129,624,540
	Other Assets in Excess of Liabilities – 19.8%	32,072,013

	TOTAL NET ASSETS – 100.0%	$161,696,553

	SECURITIES SOLD SHORT – (44.0)%
	COMMON STOCKS – (44.0)%
	CONSUMER DISCRETIONARY – (7.3)%
(113,303)	Callaway Golf Co.	(669,621)
(13,763)	CBS Corp. – Class B	(451,151)
(40,720)	DR Horton, Inc.	(748,434)
(68,535)	Goodyear Tire & Rubber Co.*	(809,398)
(73,323)	Interpublic Group of Cos., Inc.	(795,555)
(56,292)	Lennar Corp. – Class A	(1,739,986)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	CONSUMER DISCRETIONARY (CONTINUED)
(8,610)	Live Nation Entertainment, Inc.*	$(79,040)
(982)	Newell Rubbermaid, Inc.	(17,813)
(78,095)	Regis Corp.	(1,402,586)
(5,759)	Ryland Group, Inc.	(147,315)
(687,113)	Sirius XM Radio, Inc.*	(1,271,159)
(58,680)	Sonic Automotive, Inc. – Class A	(802,156)
(3,082)	Time Warner Cable, Inc.	(253,032)
(12,206)	Time Warner, Inc.	(469,931)
(13,763)	Viacom, Inc. – Class B	(647,136)
(58,891)	Virgin Media, Inc.	(1,436,351)
		(11,740,664)
	CONSUMER STAPLES – (1.2)%
(13,468)	Bunge Ltd.	(844,982)
(120,782)	Dole Food Co., Inc.*	(1,060,466)
		(1,905,448)
	ENERGY – (4.5)%
(47,702)	Chesapeake Energy Corp.	(887,257)
(53,156)	Energy XXI Bermuda Ltd. (Bermuda)	(1,663,251)
(35,767)	Goodrich Petroleum Corp.*	(495,731)
(32,116)	Newpark Resources, Inc.*	(189,484)
(40,618)	Petroquest Energy, Inc.*	(203,090)
(278,092)	SandRidge Energy, Inc.*	(1,860,436)
(91,610)	Western Refining, Inc.	(2,040,155)
		(7,339,404)
	FINANCIALS – (12.8)%
(8,549)	Affiliated Managers Group, Inc.*	(935,688)
(15,523)	Alexandria Real Estate Equities, Inc. – REIT	(1,128,833)
(29,926)	Amtrust Financial Services, Inc.	(889,101)
(92,552)	Annaly Capital Management, Inc. – REIT	(1,553,023)
(42,589)	Aspen Insurance Holdings Ltd. (Bermuda)	(1,230,822)
(1,268)	Bank of America Corp.	(10,372)
(49,646)	Citigroup, Inc.	(1,360,797)
(153,674)	CNO Financial Group, Inc.	(1,198,657)
(15,036)	DFC Global Corp.*	(277,113)
(79,136)	Forest City Enterprises, Inc. – Class A*	(1,155,386)
(26,140)	Health Care REIT, Inc. – REIT	(1,523,962)
(74,103)	KeyCorp	(573,557)
(91,793)	KKR Financial Holdings LLC	(782,076)
(48,255)	Knight Capital Group, Inc. – Class A*	(576,165)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	FINANCIALS (CONTINUED)
(49,413)	MetLife, Inc.	$(1,524,391)
(38,896)	National Financial Partners Corp.*	(521,206)
(62,614)	Oriental Financial Group, Inc. (Puerto Rico)	(693,763)
(66,363)	PHH Corp.*	(1,160,025)
(739,962)	Synovus Financial Corp.	(1,465,125)
(58,503)	Wintrust Financial Corp.	(2,076,857)
		(20,636,919)
	HEALTH CARE – (3.5)%
(26,476)	Alere, Inc.*	(514,693)
(53,816)	Amarin Corp. PLC – ADR (Ireland)*	(778,179)
(28,250)	Brookdale Senior Living, Inc.*	(501,155)
(70,235)	HealthSouth Corp.*	(1,633,666)
(1,832)	Illumina, Inc.*	(73,995)
(11,778)	LifePoint Hospitals, Inc.*	(482,663)
(11,477)	Medicines Co.*	(263,282)
(23,960)	Omnicare, Inc.	(748,271)
(54,293)	Sunrise Senior Living, Inc.*	(395,796)
(9,875)	Volcano Corp.*	(282,919)
		(5,674,619)
	INDUSTRIALS – (6.0)%
(21,319)	Air Lease Corp.*	(413,375)
(62,656)	CBIZ, Inc.*	(372,177)
(17,640)	Cenveo, Inc.*	(34,045)
(10,033)	Chart Industries, Inc.*	(689,869)
(56,745)	Covanta Holding Corp.	(973,177)
(171,408)	DryShips, Inc. (Greece)*	(375,383)
(46,199)	General Cable Corp.*	(1,198,402)
(8,933)	Greenbrier Cos., Inc.*	(157,042)
(86,870)	Hawaiian Holdings, Inc.*	(565,524)
(87,309)	JetBlue Airways Corp.*	(462,738)
(32,638)	Meritor, Inc.*	(170,370)
(7,455)	Navistar International Corp.*	(211,498)
(50,004)	Swift Transportation Co.*	(472,538)
(26,421)	United Continental Holdings, Inc.*	(642,823)
(5,104)	United Technologies Corp.	(385,505)
(45,445)	WESCO International, Inc.*	(2,615,360)
		(9,739,826)
	INFORMATION TECHNOLOGY – (5.1)%
(1,113)	AOL, Inc.*	(31,253)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	INFORMATION TECHNOLOGY (CONTINUED)
(54,630)	Ciena Corp.*	$(894,293)
(9,416)	Electronic Arts, Inc.*	(116,288)
(35,464)	Lam Research Corp.*	(1,338,411)
(73,926)	Microchip Technology, Inc.	(2,445,472)
(155,457)	Micron Technology, Inc.*	(980,934)
(48,777)	VeriSign, Inc.*	(2,125,214)
(21,288)	Vishay Intertechnology, Inc.*	(200,746)
(7,300)	WebMD Health Corp.*	(149,723)
		(8,282,334)
	MATERIALS – (2.2)%
(32,338)	AngloGold Ashanti Ltd. – ADR (South Africa)	(1,110,487)
(34,812)	Horsehead Holding Corp.*	(346,727)
(12,740)	Kaiser Aluminum Corp.	(660,442)
(694)	Royal Gold, Inc.	(54,410)
(21,944)	Sterlite Industries India Ltd. – ADR (India)	(166,335)
(122,290)	Stillwater Mining Co.*	(1,044,357)
(68,799)	Thompson Creek Metals Co., Inc.*	(219,469)
		(3,602,227)
	TELECOMMUNICATION SERVICES – (1.4)%
(3,830)	Level 3 Communications, Inc.*	(84,835)
(38,582)	SBA Communications Corp. – Class A*	(2,201,103)
		(2,285,938)

	TOTAL SECURITIES SOLD SHORT (Proceeds $66,928,647)	$(71,207,379)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	All or a portion of this security is held as collateral for securities sold short. At period end, the aggregate market value of those securities was $85,283,725.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Callable.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 15, 2012, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

Note 3 – Federal Income Taxes
At June 30, 2012, the cost of securities and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$119,688,222

Proceeds from securities sold short	$(66,913,625)

Gross unrealized appreciation	$21,459,575
Gross unrealized depreciation	(15,817,011)
Net appreciation (depreciation) on investments and securities sold short	$5,642,564

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds	$-	$76,726,385	$-	$76,726,385
Preferred Stocks
Consumer Discretionary	-	4,447,578	-	4,447,578
Consumer Staples	-	1,960,424	-	1,960,424
Energy	-	7,823,399	-	7,823,399
Financials	8,892,617	20,491,490	-	29,384,107
Health Care	-	5,805,278	-	5,805,278
Industrials	672,272	2,328,447	-	3,000,719
Materials	476,650	-	-	476,650
Total Assets	$10,041,539	$119,583,001	$-	$129,624,540

Liabilities
Securities Sold Short
Common Stock
Consumer Discretionary	$(11,740,664)	$-	$-	$(11,740,664)
Consumer Staples	(1,905,448)	-	-	(1,905,448)
Energy	(7,339,404)	-	-	(7,339,404)
Financials	(20,636,919)	-	-	(20,636,919)
Health Care	(5,674,619)	-	-	(5,674,619)
Industrials	(9,739,826)	-	-	(9,739,826)
Information Technology	(8,282,334)	-	-	(8,282,334)
Materials	(3,602,227)	-	-	(3,602,227)
Telecommunication Services	(2,285,938)	-	-	(2,285,938)
Total Liabilities	$(71,207,379)	$-	$-	$(71,207,379)

*	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	8/27/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/27/12